Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,382,250
Total Corporate Bonds (identified cost $3,356,649)		$ 2,382,250

Tax-Exempt Municipal Obligations — 142.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,160	$ 1,343,500
		$ 1,343,500
Education — 0.7%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$505	$ 491,026
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	300	301,168
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	256,637
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	445	448,021
		$ 1,496,852
Electric Utilities — 1.0%
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	$2,000	$ 1,981,820
		$ 1,981,820
Escrowed/Prerefunded — 33.0%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$ 818,190
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,869,681
Prerefunded to 8/1/24, 0.00%, 8/1/30	2,575	1,914,255
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	2,500	2,506,925
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	584,704
Prerefunded to 8/1/24, 0.00%, 8/1/31	955	663,897
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	$2,750	$ 2,866,022
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(2)	7,500	7,501,950
Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,249,692
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,169,715
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	926,375
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	8,425,000
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,020,300
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	85	86,476
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,053,080
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	5,830,747
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,176,265
Tempe Union High School District No. 213, AZ:
Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,205,208
Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,355,394
		$ 68,223,876
General Obligations — 24.4%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,112,230
5.00%, 12/1/27	500	522,585
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,504,388
0.00%, 6/15/29	1,000	785,430
Detroit, MI:
5.00%, 4/1/27	1,700	1,763,716
5.00%, 4/1/29	1,000	1,047,330
Illinois:
5.00%, 11/1/29	1,500	1,606,155
5.00%, 5/1/33	3,200	3,241,856
5.00%, 5/1/39	1,165	1,171,874
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,518,900
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,009,800
Puerto Rico, 5.625%, 7/1/27	2,000	2,086,740

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	$10,000	$ 10,106,300
Washington, 4.00%, 7/1/29(2)	10,000	10,018,200
		$ 50,495,504
Hospital — 12.6%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$ 552,112
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	10,138,400
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,841,953
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	984,704
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,002,300
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,502,550
		$ 26,022,019
Industrial Development Revenue — 12.5%
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	$750	$ 744,555
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,345,152
Iowa Finance Authority, (Iowa Fertilizer Co.), 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	985,100
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,293,811
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	540	530,712
Series 2008-2, 4.00%, 6/1/30	3,000	2,948,400
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	1,000	994,290
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,017,810
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,371,450
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,375,190
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	2,958,240
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment): (continued)
(AMT), 5.00%, 1/1/31	$1,025	$ 1,075,000
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,001,870
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	780	760,570
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,896,350
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	103,522
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,505,085
		$ 25,907,107
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 503,650
(NPFG), 5.25%, 7/1/30	5,000	5,026,550
		$ 5,530,200
Insured - General Obligations — 3.2%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$ 270,422
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,109,560
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,085,440
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,242,792
		$ 6,708,214
Insured - Lease Revenue/Certificates of Participation — 3.6%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 7,542,574
		$ 7,542,574
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$ 917,287
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,351,269
		$ 2,268,556
Insured - Water and Sewer — 2.6%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$ 712,434

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue: (continued)
(AGM), 0.00%, 10/1/29	$1,225	$ 873,302
(AGM), 0.00%, 10/1/30	1,045	694,570
(AGM), 0.00%, 10/1/33	5,870	3,191,578
		$ 5,471,884
Lease Revenue/Certificates of Participation — 1.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$ 1,009,230
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	675	777,620
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,420,554
		$ 3,207,404
Other Revenue — 3.4%
Black Belt Energy Gas District, AL, 4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,246,788
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,185,320
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,061,430
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	717,490
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/30 (Put Date), 6/1/53	1,650	1,741,014
		$ 6,952,042
Senior Living/Life Care — 8.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,377,721
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.25%, 5/15/28	250	254,077
Prerefunded to 5/15/23, 5.00%, 5/15/30	410	410,213
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	241,070
5.00%, 12/1/28	250	238,848
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	140,046
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	983,190
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	314,406
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	$2,300	$ 2,182,079
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,433,115
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,132,737
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	554,792
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	750	745,395
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,061,555
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	635,248
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	521,321
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,059,118
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	784,854
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	355,692
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	498,030
5.00%, 5/1/28	750	744,765
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,203,228
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	934,880
		$ 17,806,380
Special Tax Revenue — 12.9%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 438,057
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	680	678,028
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	595	598,094
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,034,420
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	900,262
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,008,500

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	$12,000	$ 12,190,080
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	1,000	907,460
		$ 26,754,901
Student Loan — 1.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$ 3,058,800
New Jersey Higher Education Student Assistance Authority:
Series 2013-1A, (AMT), 4.00%, 12/1/28	360	360,047
Series 2015-1A, (AMT), 4.00%, 12/1/28	505	503,985
		$ 3,922,832
Transportation — 13.3%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$ 2,124,560
Grand Parkway Transportation Corp., TX:
4.95%, (0.00% until 10/1/23), 10/1/29	800	874,536
5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,643,505
5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,200,180
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,474,601
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), Prerefunded to 7/1/23, 0.00%, 7/1/28	1,240	905,820
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,454,728
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	3,500	3,549,245
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,168,240
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,002,900
		$ 27,398,315
Water and Sewer — 2.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$ 5,077,650
		$ 5,077,650
Total Tax-Exempt Municipal Obligations (identified cost $290,207,217)		$294,111,630

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.5%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,228,395
Chicago, IL:
7.375%, 1/1/33	1,000	1,087,260
7.781%, 1/1/35	1,675	1,895,899
		$ 5,211,554
Insured - Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 3,762,569
		$ 3,762,569
Total Taxable Municipal Obligations (identified cost $8,042,364)		$ 8,974,123
Total Investments — 147.7% (identified cost $301,606,230)		$305,468,003
Other Assets, Less Liabilities — (47.7)%		$(98,711,073)
Net Assets — 100.0%		$206,756,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $10,938,891 or 5.3% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At April 30, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	15.0%
California	12.8%
Texas	11.8%
Others, representing less than 10% individually	59.6%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 4.7% of total investments.

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Trust did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,382,250	$ —	$ 2,382,250
Tax-Exempt Municipal Obligations	—	294,111,630	—	294,111,630
Taxable Municipal Obligations	—	8,974,123	—	8,974,123
Total Investments	$ —	$305,468,003	$ —	$305,468,003
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.